Submission	Sep. 19, 2024
Submission [Line Items]
Central Index Key	0001306965
Registrant Name	Shell plc
Registration File Number	333-281941
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES